Preferred Securities Fund (Fourth Prospectus Summary) | Preferred Securities Fund
Preferred Securities Fund
Objective:
The Fund seeks to provide current income.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Preferred Securities Fund	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5
Management Fees	0.71%	0.71%	0.71%	0.71%	0.71%
Distribution and/or Service (12b-1) Fees	0.35%	0.30%	0.25%	0.10%
Other Expenses	0.54%	0.46%	0.33%	0.29%	0.27%
Total Annual Fund Operating Expenses	1.60%	1.47%	1.29%	1.10%	0.98%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The

Example also assumes that your investment has a 5% return each year and that the

Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Preferred Securities Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class R-1	163	505	871	1,900
Class R-2	150	465	803	1,757
Class R-3	131	409	708	1,556
Class R-4	112	350	606	1,340
Class R-5	100	312	542	1,201

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

During the most recent fiscal year, the Fund's annualized portfolio turnover rate was 16.8% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets in preferred securities at the time of purchase. Preferred securities generally pay fixed rate dividends (though some are adjustable rate) and typically have

"preference" over common stock in the payment of dividends and the liquidation of a company's assets, but are junior to all forms of the company's debt. Most of the securities purchased by the Fund are preferred securities of companies rated at the time of purchase BBB- or higher by Standard & Poor's Rating Service

("S&P") or Baa3 or higher by Moody's Investor Service, Inc. ("Moody's") or, if unrated, of comparable quality in the opinion of the Sub-Advisor. The Fund also invests up to 15% of its assets in high yield, below investment grade quality debt (sometimes called "junk bonds" and rated at the time of purchase BB+ or lower by S&P or rated Ba1 or lower by Moody's or of equivalent quality as determined by the Sub-Advisor).

The Fund may concentrate its investments (invest more than 25% of its net assets) in securities in the U.S. and non-U.S financial services (i.e., banking,

insurance and commercial finance,) industry. The Fund also regularly invests in the real estate investment trust (i.e. REIT) and utility industries.

Principal Risks
The Fund may be an appropriate investment for investors who are seeking dividends to generate income or to reinvest for growth and are willing to accept fluctuations in the value of the investment.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any

other government agency. The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap,

mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization,

expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Industry Concentration (Sector) Risk. A fund that concentrates investments in a particular industry or group of industries (e.g., energy, real estate,

technology, financial services) has greater exposure than other funds to market,

economic and other factors affecting that industry or sector.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Preferred Securities Risk. Preferred securities are junior subordinated securities in a company's capital structure and therefore can be subject to greater credit and liquidation risk. An issuer of preferred securities could redeem the security prior to the stated maturity date and reduce the return of the security.

Real Estate Investment Trusts ("REITs") Risk. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and fund shareholders will indirectly bear their proportionate share of the expenses of

REITs in which the fund invests.

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value,

adverse economic conditions, increases in expenses, regulatory changes and environmental problems.

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund's Class R-2 shares for each full calendar year of operations for 10 years (or, if shorter,

the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund's average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-547-7754.

The R-1 Class shares were first sold on November 1, 2004. The other classes were first sold on June 1, 2004. For periods prior to the date on which these classes began operations, their returns are based on the performance of the Fund's

Institutional Class shares adjusted to reflect the fees and expenses of these classes. The adjustments result in performance (for the periods prior to the date these classes began operations) that is no higher than the historical performance of the Institutional Class shares.

Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. The weightings for the Preferreds Blended Index in the Average Annual Total Returns table are 50% BofA Merrill Lynch Fixed Rate

Preferred Securities and 50% Barclays Capital U.S. Tier I Capital Securities

Index. The blended or custom index returns reflect the weightings as of the most recent period for which fund returns are disclosed and do not reflect previous weightings of the blended or custom index returns.

Total Returns as of December 31 each year (Class R-2 shares)	[1]

Highest return for a quarter during  Q2 '09 38.55%

the period of the bar chart above:

Lowest return for a quarter during   Q3 '08 -21.14%

the period of the bar chart above:

Average Annual Total Returns For the periods ended December 31, 2010
Average Annual Total Returns Preferred Securities Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date	Average Annual Returns, Inception Date Quaternary
Class R-1	Class R-1 Return Before Taxes	15.45%	4.56%	4.71%	Nov. 01, 2004
Class R-1 After Taxes on Distributions	Class R-1 Return After Taxes on Distributions	13.24%	2.69%	3.03%	Nov. 01, 2004
Class R-1 After Taxes on Distributions and Sales	Class R-1 Return After Taxes on Distribution and Sale of Fund Shares	10.27%	2.82%	3.07%	Nov. 01, 2004
Class R-2	Class R-2 Return Before Taxes	15.55%	4.69%	4.85%	Jun. 01, 2004
Class R-3	Class R-3 Return Before Taxes	15.82%	4.90%	5.05%	Jun. 01, 2004
Class R-4	Class R-4 Return Before Taxes	16.05%	5.06%	5.22%	Jun. 01, 2004
Class R-5	Class R-5 Return Before Taxes	16.12%	5.20%	5.36%	Jun. 01, 2004
BofA Merrill Lynch Fixed Rate Preferred Securities Index	BofA Merrill Lynch Fixed Rate Preferred Securities Index (reflects no deduction for fees, expenses, or taxes)	13.66%	(0.44%)	2.22%		Nov. 01, 2004
Barclays Capital U.S. Tier I Capital Securities Index	Barclays Capital U.S. Tier I Capital Securities Index (reflects no deduction for fees, expenses, or taxes)	17.04%	2.83%	5.51%		Nov. 01, 2004
Preferreds Blended Index	Preferreds Blended Index (reflects no deduction for fees, expenses, or taxes)	14.87%	1.02%	3.57%		Nov. 01, 2004

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as

401(k) plans or individual retirement accounts. After-tax returns are shown for

Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.

[1]	The year-to-date return as of September 30, 2011 was -1.02% for Class R-2 shares.